SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A ordinary share reflected in the condensed balance sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Less:
Proceeds allocated to Public Warrants	$ 7,475,000
Plus:
Accretion of carrying value to redemption value	28,178,166	$ 3,383,887
Class A ordinary shares
Gross Proceeds	230,000,000	230,000,000
Less:
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Plus:
Accretion of carrying value to redemption value	28,178,166	31,562,053
Class A ordinary shares subject to possible redemption	234,604,006	237,987,893
Class A ordinary shares subject to possible redemption
Plus:
Class A ordinary shares subject to possible redemption	$ 234,604,006	$ 237,987,893